Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
WealthTrust DBS Long Term Growth ETF
Shareholder Report [Line Items]
Fund Name	WealthTrust DBS Long Term Growth ETF
Class Name	WealthTrust DBS Long Term Growth ETF
Trading Symbol	WLTG
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the WealthTrust DBS Long Term Growth ETF for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at wealthtrustetf.com. You can also request this information by contacting us at (844) 444‑3863.
Additional Information Phone Number	(844) 444‑3863
Additional Information Website	wealthtrustetf.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WealthTrust DBS Long Term Growth ETF	$74	0.67%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform?

For the one-year period of August 1, 2025, to July 31, 2026, the WealthTrust DBS Long Term Growth ETF (the “Fund”) returned 19.76%, compared with a 19.56% return for the S&P 500® Index, outperforming the benchmark by 0.20 percentage points.

What key factors influenced performance?

U.S. equity markets remained resilient during the period despite changing expectations for monetary policy, elevated valuations in certain areas of the market, geopolitical developments, and shifts in sector leadership. The Fund's active investment approach emphasized companies with favorable earnings characteristics and attractive long-term growth prospects while maintaining flexibility as market conditions evolved.

The Fund's performance relative to the S&P 500® Index reflected the results of both security selection and portfolio positioning during the period. The Fund benefited from exposure to securities and areas of the market that demonstrated strong earnings and fundamental performance, while relative results were affected by positioning in areas that lagged the broader market.

Overall, the Fund generated a positive return and modestly exceeded the performance of the S&P 500® Index for the one-year period ended July 31, 2026.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Total Return Since Inception
WealthTrust DBS Long Term Growth ETF	19.76%	10.57%
S&P 500® Index	19.56%	12.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit wealthtrustetf.com for more recent performance information.
Net Assets	$ 76,854,820
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 465,602
Investment Company, Portfolio Turnover	63.52%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
Fund Net Assets	$76,854,820
Number of Holdings	40
Total Net Advisory Fee	$465,602
Portfolio Turnover Rate	63.52%

Holdings [Text Block]	Sector Breakdown Common Stocks Exchange Traded Funds
Largest Holdings [Text Block]
Top 10 Holdings
iShares Russell 1000 ETF	9.99%
Vanguard Mid-Cap ETF	5.10%
Invesco QQQ Trust Series	4.74%
SPDR Bloomberg 3-12 Month	4.57%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.75%
Nvidia Corp.	3.60%
Eli Lilly & Co.	3.50%
Vanguard Mega Cap Growth ETF	3.35%
Amazon.com, Inc.	3.12%
Bank of New York Mellon	3.09%